UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-3956
                                   ------------


                            AXP STRATEGY SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     3/31
                         --------------
Date of reporting period:   12/31
                         --------------

                              PORTFOLIO HOLDINGS
                                       FOR
                          RIVERSOURCE EQUITY VALUE FUND
                                AT DEC. 31, 2005


Investments in Securities
RiverSource Equity Value Fund
Dec. 31, 2005 (Unaudited)
(Percentages represent value of investments compared to net assets)

Common Stocks (98.3%)
Issuer                                Shares                   Value(a)

Aerospace & Defense (4.0%)
Honeywell Intl                       423,020                $15,757,495
United Technologies                  518,355                 28,981,228
Total                                                        44,738,723

Airlines (1.2%)
AMR                                  318,476(b,d)             7,079,721
Continental Airlines Cl B            294,322(b,d)             6,269,059
Total                                                        13,348,780

Auto Components (0.1%)
Ballard Power Systems                195,773(b,c,d)             818,331

Building Products (--%)
Ameron Intl                            1,226                     55,881

Capital Markets (5.9%)
Goldman Sachs Group                   92,739                 11,843,698
Lehman Brothers Holdings             196,367                 25,168,358
Mellon Financial                     181,619                  6,220,451
Merrill Lynch & Co                   268,717                 18,200,202
Morgan Stanley                        82,744                  4,694,895
Total                                                        66,127,604

Chemicals (3.4%)
Air Products & Chemicals             171,919                 10,175,886
Cabot                                 30,089                  1,077,186
Dow Chemical                         298,105                 13,062,960
Eastman Chemical                      43,600                  2,249,324
EI du Pont de Nemours
  & Co                               224,475                  9,540,188
Praxair                               43,800                  2,319,648
Total                                                        38,425,192

Commercial Banks (3.1%)
Bank of America                      457,363                 21,107,302
US Bancorp                           131,439                  3,928,712
Wachovia                             171,721                  9,077,172
Total                                                        34,113,186


Common Stocks (continued)
Issuer                                Shares                   Value(a)

Commercial Services & Supplies (1.2%)
Cendant                              360,289                 $6,214,985
PHH                                   11,837(b)                 331,673
Waste Management                     212,322                  6,443,973
Total                                                        12,990,631

Communications Equipment (1.0%)
Lucent Technologies                  499,725(b)               1,329,269
Nokia ADR                            551,786(c)              10,097,683
Total                                                        11,426,952

Computers & Peripherals (1.8%)
Hewlett-Packard                      553,356                 15,842,582
Intl Business Machines                52,061                  4,279,414
Total                                                        20,121,996

Construction & Engineering (0.1%)
Insituform Technologies Cl A          64,927(b)               1,257,636

Construction Materials (1.0%)
Hanson ADR                           197,059(c)              10,818,539

Consumer Finance (1.3%)
Capital One Financial                169,050                 14,605,920

Diversified Financial Services (3.2%)
Citigroup                            745,679                 36,187,802

Diversified Telecommunication Services (4.9%)
ALLTEL                                80,665                  5,089,962
AT&T                                 612,761                 15,006,516
BellSouth                            389,962                 10,567,969
MCI                                   62,948                  1,241,964
Qwest Communications
  Intl                               664,321(b)               3,753,414
Sprint Nextel                        428,463                 10,008,896
Verizon Communications               285,246                  8,591,610
Total                                                        54,260,331


Common Stocks (continued)
Issuer                                Shares                   Value(a)

Electric Utilities (0.5%)
DPL                                  206,759                 $5,377,802

Electrical Equipment (0.4%)
Energy Conversion
  Devices                             57,010(b)               2,323,157
FuelCell Energy                      100,757(b)                 853,412
Plug Power                           168,060(b)                 862,148
Total                                                         4,038,717

Energy Equipment & Services (9.9%)
Baker Hughes                         324,539                 19,725,480
GlobalSantaFe                        170,919                  8,229,750
Halliburton                          345,044                 21,378,926
Schlumberger                         265,731                 25,815,767
Transocean                           285,544(b)              19,899,561
Weatherford Intl                     425,204(b)              15,392,385
Total                                                       110,441,869

Health Care Providers & Services (1.1%)
Cardinal Health                       88,681                  6,096,819
HCA                                  106,550                  5,380,775
Tenet Healthcare                     147,409(b)               1,129,153
Total                                                        12,606,747

Hotels, Restaurants & Leisure (0.8%)
Carnival Unit                        112,930                  6,038,367
Intl Game Technology                  96,105                  2,958,112
Total                                                         8,996,479

Household Durables (0.6%)
Whirlpool                             80,566                  6,748,208

Industrial Conglomerates (2.4%)
General Electric                     523,804                 18,359,330
Tyco Intl                            302,046(c)               8,717,048
Total                                                        27,076,378



See accompanying notes to investments in securities.

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1  - RIVERSOURCE EQUITY VALUE FUND   -  PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer                                Shares                   Value(a)

Insurance (12.4%)
ACE                                  372,345(c)             $19,898,117
Allstate                             104,319                  5,640,528
American Intl Group                   86,306                  5,888,658
Chubb                                 89,572                  8,746,706
Everest Re Group                      66,511(c)               6,674,379
Lincoln Natl                         107,091                  5,679,036
Loews                                302,030                 28,647,545
Marsh & McLennan
  Companies                          385,113                 12,231,189
RenaissanceRe Holdings                44,044(c)               1,942,781
St Paul Travelers
  Companies                          278,942                 12,460,339
UnumProvident                        157,469                  3,582,420
XL Capital Cl A                      386,781(c)              26,061,304
Total                                                       137,453,002

IT Services (2.0%)
Computer Sciences                    207,988(b)              10,532,512
Electronic Data Systems              486,660                 11,699,307
Total                                                        22,231,819

Leisure Equipment & Products (0.3%)
Eastman Kodak                        123,917                  2,899,658

Machinery (7.3%)
Caterpillar                          755,943                 43,670,827
Illinois Tool Works                  245,359                 21,589,138
Ingersoll-Rand Cl A                  150,542(c)               6,077,381
Parker Hannifin                      157,766                 10,406,245
Total                                                        81,743,591

Media (2.0%)
Comcast Cl A                         200,628(b)               5,208,303
Time Warner                          678,771                 11,837,767
Viacom Cl B                          149,354(b)               4,868,940
Total                                                        21,915,010

Metals & Mining (2.4%)
Alcoa                                586,934                 17,355,638
Freeport-McMoRan
  Copper & Gold Cl B                 137,232                  7,383,082
Nucor                                 36,900                  2,461,968
Total                                                        27,200,688

Oil & Gas (8.6%)
Anadarko Petroleum                    75,970                  7,198,158
BP ADR                               180,728(c)              11,606,352
Burlington Resources                  31,621                  2,725,730
Chevron                              429,268                 24,369,544
ConocoPhillips                       292,174                 16,998,683
Devon Energy                          33,064                  2,067,823
Exxon Mobil                           76,012                  4,269,594
Petroleo Brasileiro ADR              292,133(c)              20,820,319
Pioneer Natural
  Resources                          109,443                  5,611,143
Total                                                        95,667,346

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Paper & Forest Products (2.5%)
Bowater                              123,224                 $3,785,441
Intl Paper                           503,355                 16,917,761
Weyerhaeuser                         107,925                  7,159,745
Total                                                        27,862,947

Pharmaceuticals (2.8%)
Abbott Laboratories                   68,319                  2,693,818
Merck & Co                           178,506                  5,678,276
Pfizer                               691,694                 16,130,304
Wyeth                                150,345                  6,926,394
Total                                                        31,428,792

Real Estate Investment Trust (0.7%)
Crescent Real Estate
  Equities                           414,211                  8,209,662

Road & Rail (1.3%)
Burlington Northern
  Santa Fe                            54,535                  3,862,169
CSX                                  218,329                 11,084,563
Total                                                        14,946,732

Semiconductors & Semiconductor Equipment (1.7%)
Analog Devices                       260,502                  9,344,207
Intel                                366,405                  9,145,469
Total                                                        18,489,676

Software (1.9%)
Computer Associates Intl             105,705                  2,979,824
Microsoft                            471,236                 12,322,822
Oracle                               511,602(b)               6,246,660
Total                                                        21,549,306

Specialty Retail (0.9%)
Home Depot                           251,297                 10,172,503

Thrifts & Mortgage Finance (1.8%)
Fannie Mae                           409,122                 19,969,245

Tobacco (1.7%)
Altria Group                         256,742                 19,183,762

Wireless Telecommunication Services (0.2%)
Vodafone Group ADR                   105,705(c)               2,269,486

Total Common Stocks
(Cost: $881,387,424)                                     $1,097,776,929

Preferred Stock (0.2%)
Issuer                                Shares                   Value(a)

Xerox
  6.25% Cv                            22,540                 $2,758,896

Total Preferred Stock
(Cost: $2,254,000)                                           $2,758,896


Bond (0.9%)
Issuer           Coupon            Principal                   Value(a)
                  rate                amount

Wirelines
Qwest Communications
 Intl Sr Unsecured
   11-15-25        3.50%          $8,880,000                $10,280,820

Total Bond
(Cost: $8,880,000)                                          $10,280,820

Short-Term Security (0.7%)(e)
Issuer        Effective               Amount                   Value(a)
                 yield             payable at
                                    maturity

Commercial Paper
Morgan Stanley & Co
   01-03-06        4.20%          $8,100,000                 $8,096,220

Total Short-Term Security
(Cost: $8,097,165)                                           $8,096,220

Total Investments in Securities
(Cost: $900,618,589)(f)                                  $1,118,912,865


See accompanying notes to investments in securities.

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2  - RIVERSOURCE EQUITY VALUE FUND   -  PORTFOLIO HOLDINGS AT DEC. 31, 2005

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Sept 30, 2005.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2005, the value of foreign securities represented 11.3% of net assets.

(d)  At Dec. 31, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.3% of net assets. 0.4% of net assets is the Fund's cash equivalent position.

(f) At Dec. 31, 2005, the cost of securities for federal income tax purposes was approximately $900,619,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $253,192,000
     Unrealized depreciation                                        (34,898,000)
                                                                    ------------
     Net unrealized appreciation                                   $218,294,000
                                                                   -------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


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3  - RIVERSOURCE EQUITY VALUE FUND   -  PORTFOLIO HOLDINGS AT DEC. 31, 2005




                                                            S-6382-80 D (3/06)

                               PORTFOLIO HOLDINGS
                                      FOR
                      RIVERSOURCE SMALL CAP ADVANTAGE FUND
                                AT DEC. 31, 2005


Investments in Securities

RiverSource Small Cap Advantage Fund
Dec. 31, 2005 (Unaudited)
(Percentages represent value of investments compared to net assets)

Common Stocks (99.3%)
Issuer                                Shares                    Value(a)

Aerospace & Defense (1.8%)
Armor Holdings                        58,000(b)              $2,473,700
BE Aerospace                          17,060(b)                 375,320
DRS Technologies                      66,000                  3,393,720
Kaman                                 10,124                    199,342
Moog Cl A                             46,393(b)               1,316,633
Orbital Sciences                     168,850(b)               2,168,034
SI Intl                               25,000(b)                 764,250
Teledyne Technologies                 64,400(b)               1,874,040
Triumph Group                         41,000(b)               1,501,010
Total                                                        14,066,049

Air Freight & Logistics (0.2%)
Forward Air                           53,250                  1,951,613

Airlines (0.7%)
Alaska Air Group                      34,000(b)               1,214,480
Continental Airlines Cl B             67,000(b)               1,427,100
ExpressJet Holdings                   32,738(b)                 264,850
SkyWest                              102,308                  2,747,993
Total                                                         5,654,423

Auto Components (0.4%)
American Axle & Mfg
  Holdings                            12,827                    235,119
ArvinMeritor                          11,918                    171,500
Bandag                                 4,661                    198,885
Cooper Tire & Rubber                  16,307                    249,823
Modine Mfg                            55,000                  1,792,450
Superior Inds Intl                    11,363                    252,940
Total                                                         2,900,717

Beverages (0.2%)
Hansen Natural                        20,238(b,d)             1,594,957

Biotechnology (4.1%)
Abgenix                               14,559(b)                 313,164
Albany Molecular Research             28,700(b)                 348,705
Alkermes                              92,000(b)               1,759,040
Amylin Pharmaceuticals                49,000(b)               1,956,080
Applera - Celera
  Genomics Group                     141,700(b,f)             1,553,032

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Biotechnology (cont.)
Arena Pharmaceuticals                142,000(b)              $2,019,240
BioMarin Pharmaceutical               14,627(b)                 157,679
Caliper Life Sciences                216,000(b)               1,270,080
Cubist Pharmaceuticals                 8,601(b)                 182,771
CV Therapeutics                       87,500(b)               2,163,875
deCODE genetics                      235,200(b,c)             1,942,752
Exelixis                             145,000(b)               1,365,900
Human Genome Sciences                127,700(b)               1,093,112
ICOS                                  33,000(b)                 911,790
InterMune                             46,000(b)                 772,800
Lexicon Genetics                     257,800(b)                 940,970
Medarex                              188,000(b)               2,603,800
Myriad Genetics                       47,200(b)                 981,760
Neurocrine Biosciences                30,000(b)               1,881,900
Progenics Pharmaceuticals              5,172(b)                 129,352
Regeneron
  Pharmaceuticals                    222,700(b)               3,552,065
United Therapeutics                   34,800(b)               2,405,376
Vertex Pharmaceuticals                79,869(b)               2,209,975
Total                                                        32,515,218

Building Products (1.0%)
Ameron Intl                            3,267                    148,910
ElkCorp                               43,000                  1,447,380
Lennox Intl                          122,000                  3,440,400
USG                                   10,729(b)                 697,385
Water Pik Technologies                95,000(b)               2,039,650
Total                                                         7,773,725

Capital Markets (0.9%)
Investment Technology
  Group                              108,538(b)               3,846,587
Jefferies Group                       56,700                  2,550,366
Knight Capital Group Cl A             19,363(b)                 191,500
LaBranche & Co                        13,342(b)                 134,888
Waddell & Reed
  Financial Cl A                       8,455                    177,301
Total                                                         6,900,642


Common Stocks (continued)
Issuer                                Shares                   Value(a)

Chemicals (0.9%)
Cambrex                               10,834                   $203,354
FMC                                    2,658(b)                 141,326
HB Fuller                             89,143                  2,858,816
Octel                                  9,108(c)                 148,187
OM Group                               5,310(b)                  99,616
Sensient Technologies                 21,511                    385,047
Spartech                              71,000                  1,558,450
Westlake Chemical                     50,000                  1,440,500
WR Grace & Co                         20,011(b)                 188,103
Total                                                         7,023,399

Commercial Banks (5.6%)
Amcore Financial                       8,254                    251,004
BancorpSouth                         127,805                  2,820,656
Bank of Hawaii                        69,000                  3,556,259
Bank of the Ozarks                    56,189                  2,073,374
BOK Financial                         58,000                  2,634,940
Camden Natl                            2,540                     83,515
Chemical Financial                    10,181                    323,349
Chittenden                            13,122                    364,923
Citizens Banking                       7,816                    216,894
City Holding                          60,500                  2,174,975
Colonial BancGroup                   105,600                  2,515,392
Community Trust Bancorp                6,335                    194,801
East-West Bancorp                     50,700                  1,850,043
Financial Institutions                 3,710                     72,790
First BanCorp Puerto Rico             58,000(c)                 719,780
First Citizens BancShares
  Cl A                                   802                    139,885
First Community
  Bancshares                           3,515                    109,527
First Financial Bancorp                8,381                    146,835
First Indiana                          3,844                    132,157
First Midwest Bancorp                 70,000                  2,454,200
First Republic Bank                   91,750                  3,395,668
Great Southern Bancorp                 2,758                     76,148
Greater Bay Bancorp                  128,000                  3,279,360
Hanmi Financial                      147,400                  2,632,564
Hudson United Bancorp                  4,900                    204,232

See accompanying notes to investments in securities.

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1 -- RIVERSOURCE SMALL CAP ADVANTAGE FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer                                Shares                   Value(a)

Commercial Banks (cont.)
Independent Bank                      36,000                 $1,027,080
Irwin Financial                        8,210                    175,858
Mid-State Bancshares                   6,404                    171,307
Old Natl Bancorp                       6,305                    136,440
Omega Financial                        2,690                     74,970
Prosperity Bancshares                 35,000                  1,005,900
Republic Bancorp                       9,234                    109,885
S&T Bancorp                            5,596                    206,045
Southwest Bancorp                     64,203                  1,284,060
Sterling Bancshares                   77,000                  1,188,880
Susquehanna Bancshares                 7,147                    169,241
Taylor Capital Group                  30,000                  1,212,000
Tompkins Trustco                       2,477                    110,970
Trustmark                             19,024                    522,589
UMB Financial                          2,472                    157,986
Vineyard Natl Bancorp                 51,000(d)               1,572,840
Wintrust Financial                    39,400                  2,163,060
Total                                                        43,712,382

Commercial Services & Supplies (2.8%)
Administaff                            6,379                    268,237
Banta                                  5,278                    262,844
Bright Horizons
  Family Solutions                    38,000(b)               1,407,900
Clean Harbors                          4,524(b)                 130,336
Consolidated Graphics                 31,000(b)               1,467,540
FTI Consulting                        80,000(b)               2,195,200
IKON Office Solutions                 14,273                    148,582
Jackson Hewitt Tax Service           101,000                  2,798,710
Labor Ready                          119,848(b)               2,495,235
NCO Group                             12,091(b)                 204,580
PHH                                  100,000(b)               2,802,000
Pre-Paid Legal Services                3,132                    119,674
Resources Connection                 101,200(b)               2,637,272
Sotheby's Holdings Cl A              100,600(b)               1,847,016
SOURCECORP                             6,500(b)                 155,870
Spherion                             162,000(b)               1,621,620
TeleTech Holdings                    102,000(b)               1,229,100
United Stationers                      9,861(b)                 478,259
Viad                                   5,308                    155,684
Total                                                        22,425,659

Communications Equipment (3.1%)
3Com                                 192,000(b)                 691,200
ADTRAN                                74,453                  2,214,232
ARRIS Group                          233,400(b)               2,210,298
Black Box                             55,854                  2,646,363
CIENA                                432,000(b)               1,283,040
CommScope                             97,500(b)               1,962,675
F5 Networks                           42,700(b)               2,442,013
Foundry Networks                     139,000(b)               1,919,590
Ixia                                  28,469(b)                 420,772
NETGEAR                              105,700(b)               2,034,725
Powerwave Technologies                97,125(b)               1,220,861
SiRF Technology Holdings              66,000(b)               1,966,800
Sycamore Networks                    238,600(b)               1,030,752
Tekelec                               84,000(b)               1,167,600
Westell Technologies Cl A            354,000(b)               1,593,000
Total                                                        24,803,921


Common Stocks (continued)
Issuer                                Shares                    Value(a)

Computers & Peripherals (1.8%)
Electronics for Imaging              100,000(b)              $2,661,000
Emulex                               106,800(b)               2,113,572
Imation                               61,770                  2,845,744
Intergraph                             5,766(b)                 287,204
Iomega                                38,451(b)                  95,743
Komag                                 77,879(b)               2,699,286
Maxtor                               206,000(b)               1,429,640
Palm                                  61,600(b,d)             1,958,880
Total                                                        14,091,069

Construction & Engineering (1.9%)
Comfort Systems USA                  236,600                  2,176,720
EMCOR Group                            2,539(b)                 171,459
Granite Construction                  40,000                  1,436,400
MasTec                               172,000(b)               1,800,840
Perini                                93,000(b)               2,245,950
Quanta Services                      157,060(b)               2,068,480
Shaw Group                            75,222(b)               2,188,208
URS                                   49,300(b)               1,854,173
Washington Group Intl                 24,387                  1,291,779
Total                                                        15,234,009

Construction Materials (0.8%)
Eagle Materials                       27,300                  3,340,428
Headwaters                            31,800(b)               1,126,992
Texas Inds                            36,000                  1,794,240
Total                                                         6,261,660

Consumer Finance (1.2%)
AmeriCredit                           81,200(b)               2,081,156
CompuCredit                           70,675(b)               2,719,574
MoneyGram Intl                       110,253                  2,875,398
World Acceptance                      75,730(b)               2,158,305
Total                                                         9,834,433

Containers & Packaging (0.7%)
Crown Holdings                        34,683(b)                 677,359
Greif Cl A                            29,600                  1,961,888
Rock-Tenn Cl A                         7,300                     99,645
Silgan Holdings                       74,400                  2,687,328
Total                                                         5,426,220

Distributors (0.2%)
Building Material Holding             18,619                  1,270,002
Handleman                             12,674                    157,411
Total                                                         1,427,413

Diversified Financial Services (0.2%)
Encore Capital Group                  61,000(b)               1,058,350
NASDAQ Stock Market                   22,589(b)                 794,681
Total                                                         1,853,031

Diversified Telecommunication Services (0.8%)
Cincinnati Bell                      256,000(b)                 898,560
Level 3 Communications               492,000(b,d)             1,412,040
Premiere Global Services             219,100(b)               1,781,284
Talk America Holdings                206,191(b)               1,779,428
Time Warner Telecom Cl A              12,052(b)                 118,712
Total                                                         5,990,024


Common Stocks (continued)
Issuer                                Shares                   Value(a)

Electric Utilities (1.4%)
Allete                                 5,558                   $244,552
Black Hills                            5,675                    196,412
Cleco                                110,961                  2,313,537
Duquesne Light Holdings              126,759(d)               2,068,707
El Paso Electric                     148,500(b)               3,124,440
Idacorp                              109,500                  3,208,350
Otter Tail                             4,990                    144,610
Total                                                        11,300,608

Electrical Equipment (0.8%)
Artesyn Technologies                 129,500(b)               1,333,850
General Cable                         10,885(b)                 214,435
Genlyte Group                         60,000(b)               3,214,200
Regal-Beloit                          42,000                  1,486,800
Total                                                         6,249,285

Electronic Equipment & Instruments (2.9%)
Aeroflex                             226,900(b)               2,439,175
Agilysys                              89,000                  1,621,580
Anixter Intl                          43,900                  1,717,368
Benchmark Electronics                 68,391(b)               2,299,989
Checkpoint Systems                    68,400(b)               1,686,060
Global Imaging Systems                 5,598(b)                 193,859
Itron                                 56,500(b)               2,262,260
Lexar Media                          252,000(b,d)             2,068,920
LoJack                                88,000(b)               2,123,440
Methode Electronics                   13,655                    136,140
Metrologic Instruments               140,300(b)               2,702,178
MTS Systems                            3,100                    107,384
PAR Technology                        45,992(b)               1,276,738
Paxar                                 15,560(b)                 305,443
Rofin-Sinar Technologies              44,000(b)               1,912,680
SYNNEX                                18,479(b)                 279,218
Total                                                        23,132,432

Energy Equipment & Services (3.7%)
Atwood Oceanics                       35,000(b)               2,731,050
Cal Dive Intl                         89,042(b)               3,195,717
Grey Wolf                            468,500(b)               3,621,505
Hydril                                50,000(b)               3,130,000
Lone Star Technologies                 5,264(b)                 271,938
Lufkin Inds                            3,836                    191,301
NS Group                              45,103(b)               1,885,756
Oil States Intl                      152,451(b)               4,829,649
Parker Drilling                      226,159(b)               2,449,302
Pioneer Drilling                      10,400(b)                 186,472
Superior Energy Services              17,488(b)                 368,122
TETRA Technologies                     5,555(b)                 169,539
TODCO Cl A                            81,000                  3,082,860
Unit                                  52,000(b)               2,861,560
Total                                                        28,974,771

Food & Staples Retailing (0.7%)
Casey's General Stores               129,000                  3,199,200
Great Atlantic & Pacific Tea          10,103(b)                 321,073
Longs Drug Stores                     36,000                  1,310,040
Nash Finch                             5,497                    140,064
Pathmark Stores                       11,816(b)                 118,042
Ruddick                               14,366                    305,708
Weis Markets                           5,673                    244,166
Total                                                         5,638,293


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
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


Common Stocks (continued)
Issuer                                Shares                    Value(a)

Food Products (1.2%)
Chiquita Brands Intl                  65,100                 $1,302,651
Corn Products Intl                   135,300                  3,232,316
Farmer Brothers                        4,681                     90,531
Lancaster Colony                       6,194                    229,488
Lance                                123,700                  2,304,531
Ralcorp Holdings                      59,400(b)               2,370,654
Seaboard                                 180                    271,980
Total                                                         9,802,151

Gas Utilities (1.4%)
Energen                               71,128                  2,583,369
Nicor                                  8,102                    318,490
ONEOK                                 89,500                  2,383,385
Peoples Energy                         8,227                    288,521
South Jersey Inds                    118,000                  3,438,520
UGI                                   96,022                  1,978,053
WGL Holdings                          10,158                    305,349
Total                                                        11,295,687

Health Care Equipment & Supplies (2.8%)
DJ Orthopedics                        58,000(b)               1,599,640
Greatbatch                            53,000(b)               1,378,530
Haemonetics                           72,700(b)               3,552,123
Hologic                               49,420(b)               1,874,006
Illumina                              31,400(b)                 442,740
Intuitive Surgical                    22,183(b)               2,601,400
Invacare                               3,517                    110,750
Kyphon                                10,328(b)                 421,692
LifeCell                               7,774(b)                 148,250
Mentor                                 6,965                    320,947
Nektar Therapeutics                   87,000(b)               1,432,020
OraSure Technologies                  10,813(b)                  95,371
Sybron Dental Specialties             88,800(b)               3,535,129
Thoratec                              93,023(b)               1,924,646
Varian                                58,000(b)               2,307,820
Vital Signs                            2,704                    115,785
Total                                                        21,860,849

Health Care Providers & Services (5.3%)
Advisory Board                        53,000(b)               2,526,510
Alliance Imaging                      12,978(b)                  77,219
Allscripts Healthcare  Solutions      78,500(b,d)             1,051,900
American Retirement                    6,700(b)                 168,371
AMERIGROUP                            11,571(b)                 225,172
AMN Healthcare Services              110,000(b)               2,175,800
Centene                              103,622(b)               2,724,222
Chemed                                43,000                  2,136,240
Cross Country Healthcare              81,000(b)               1,440,180
Horizon Health                         4,100(b)                  92,783
Kindred Healthcare                    51,200(b)               1,318,912
LCA-Vision                            35,500                  1,686,605
Magellan Health Services             106,300(b)               3,343,135
Odyssey HealthCare                    64,000(b)               1,192,960
Option Care                          153,450(d)               2,050,092
Per-Se Technologies                   86,752(b)               2,026,527
PRA Intl                              67,000(b)               1,886,050
PSS World Medical                    175,900(b)               2,610,356
Psychiatric Solutions                 51,300(b)               3,013,362
Radiation Therapy Services            44,000(b)               1,553,640
RehabCare Group                        5,946(b)                 120,109
Sierra Health Services                18,800(b)               1,503,248

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Health Care Providers & Services (cont.)
Stewart Enterprises Cl A              68,000                   $367,880
Sunrise Senior Living                  8,020(b)                 270,354
TriZetto Group                        60,300(b)               1,024,497
United Surgical Partners Intl          7,011(b)                 225,404
Ventiv Health                        123,905(b)               2,926,636
WellCare Health Plans                 61,000(b)               2,491,850
Total                                                        42,230,014

Hotels, Restaurants & Leisure (2.3%)
Ameristar Casinos                     79,250                  1,798,975
Bluegreen                            167,200(b)               2,641,760
Bob Evans Farms                       14,681                    338,544
Domino's Pizza                       141,700                  3,429,140
Jack in the Box                       53,488(b)               1,868,336
Krispy Kreme Doughnuts                18,449(b)                 105,897
Monarch Casino & Resort               88,000(b)               1,988,800
Multimedia Games                     106,000(b,d)               980,500
Panera Bread Cl A                     31,000(b)               2,036,080
Papa John's Intl                       4,423(b)                 262,328
Ryan's Restaurant Group               20,075(b)                 242,105
Shuffle Master                        58,000(b,d)             1,458,120
Vail Resorts                          38,000(b)               1,255,140
Total                                                        18,405,725

Household Durables (1.6%)
Beazer Homes USA                      11,084                    807,359
Blyth                                  7,437                    155,805
Brookfield Homes                       5,532                    275,106
Ethan Allen Interiors                 45,374                  1,657,512
Fleetwood Enterprises                151,000(b)               1,864,850
Furniture Brands Intl                 24,382                    544,450
Jarden                                50,200(b)               1,513,530
La-Z-Boy                              23,925(d)                 324,423
M/I Homes                              6,147                    249,691
Tempur-Pedic Intl                    130,000(b)               1,495,000
Tupperware Brands                    145,152                  3,251,405
WCI Communities                        5,475(b)                 147,004
Total                                                        12,286,135

Household Products (0.3%)
Central Garden & Pet                  55,800(b)               2,563,452

Industrial Conglomerates (0.1%)
Standex Intl                           5,747                    159,537
Walter Inds                            7,547                    375,237
Total                                                           534,774

Insurance (4.6%)
Alfa                                  16,725                    269,273
American Physicians Capital           36,000(b)               1,648,440
AmerUs Group                           9,213                    522,101
Argonaut Group                         5,553(b)                 181,972
Delphi Financial Group Cl A           92,958                  4,276,998
FBL Financial Group Cl A               6,530                    214,249
FPIC Insurance Group                  86,000(b)               2,984,200
Horace Mann Educators                197,752                  3,749,378
Infinity Property & Casualty           4,597                    171,054
LandAmerica Financial Group           42,654                  2,661,610
Navigators Group                      41,800(b)               1,822,898
Ohio Casualty                        155,600                  4,406,591
Phoenix Companies                    162,000                  2,209,680
Presidential Life                      8,921                    169,856
ProAssurance                          87,600(b)               4,260,864

Common Stocks (continued)
Issuer                                Shares                    Value(a)

Insurance (cont.)
Safety Insurance Group                50,000                 $2,018,500
Selective Insurance Group             74,000                  3,929,400
Stewart Information Services           6,251                    304,236
Triad Guaranty                         4,500(b)                 197,955
United Fire & Casualty                 7,089                    286,608
Universal American Financial          15,672(b)                 236,334
Total                                                        36,522,197

Internet & Catalog Retail (0.3%)
Coldwater Creek                       12,086(b)                 368,986
Insight Enterprises                   15,443(b)                 302,837
NetFlix                               12,912(b)                 349,399
NutriSystem                            8,102(b)                 291,834
Priceline.com                         32,000(b)                 714,240
Total                                                         2,027,296

Internet Software & Services (2.2%)
aQuantive                             95,540(b)               2,411,430
Blue Coat Systems                      2,985(b)                 136,474
CNET Networks                         35,269(b)                 518,102
Digital River                          9,090(b)                 270,337
Digitas                               60,766(b)                 760,790
EarthLink                            250,600(b)               2,784,166
j2 Global Communications              54,000(b,d)             2,307,960
United Online                        151,900                  2,160,018
ValueClick                           171,100(b)               3,098,621
Websense                              47,400(b)               3,111,335
Total                                                        17,559,233

IT Services (1.6%)
BISYS Group                           11,663(b)                 163,399
CSG Systems Intl                     135,640(b)               3,027,484
MAXIMUS                               18,908                    693,735
MPS Group                            186,000(b)               2,542,620
Perot Systems Cl A                   163,851(b)               2,316,853
SRA Intl Cl A                         67,600(b)               2,064,504
Wright Express                        82,000(b)               1,804,000
Total                                                        12,612,595

Leisure Equipment & Products (0.7%)
Callaway Golf                         15,678                    216,984
JAKKS Pacific                         10,578(b)                 221,503
Oakley                                90,000(d)               1,322,100
RC2                                   28,000(b)                 994,560
SCP Pool                              67,600                  2,516,072
Total                                                         5,271,219

Machinery (4.0%)
Actuant Cl A                          43,000                  2,399,400
Astec Inds                             3,800(b)                 124,108
Barnes Group                          66,000                  2,178,000
Cascade                               32,392                  1,519,509
Clarcor                               89,600                  2,662,016
Crane                                 80,657                  2,844,772
ESCO Technologies                     37,000(b)               1,646,130
Flowserve                              6,583(b)                 260,423
Gardner Denver                        68,000(b)               3,352,400
JLG Inds                              41,269                  1,884,343
Joy Global                            20,372                    814,880
Kaydon                                47,000                  1,510,580
Kennametal                            53,600                  2,735,744
Lincoln Electric Holdings              7,336                    290,946
Middleby                              26,500(b)               2,292,250

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- RIVERSOURCE SMALL CAP ADVANTAGE FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer                                Shares                   Value(a)

Machinery (cont.)
Mueller Inds                          61,841                 $1,695,680
Tecumseh Products Cl A                 4,942                    113,221
Tennant                               24,400                  1,268,800
Wabtec                                71,300                  1,917,970
Total                                                        31,511,172

Media (1.1%)
Arbitron                              37,000                  1,405,260
Catalina Marketing                    97,000                  2,458,950
Entravision
  Communications Cl A                146,000(b)               1,039,520
Martha Stewart Living
  Omnimedia Cl A                       4,854(b)                  84,605
Mediacom
  Communications Cl A                188,000(b)               1,032,120
PRIMEDIA                              45,702(b)                  73,580
Reader's Digest Assn                 108,128                  1,645,708
Sinclair Broadcast
  Group Cl A                         122,000                  1,122,400
Valassis Communications                5,412(b)                 157,327
Total                                                         9,019,470

Metals & Mining (2.2%)
AMCOL Intl                            71,000                  1,456,920
Carpenter Technology                  28,000                  1,973,160
Century Aluminum                      55,000(b)               1,441,550
Cleveland-Cliffs                      17,000(d)               1,505,690
Commercial Metals                     84,942                  3,188,722
Compass Minerals Intl                 64,300                  1,577,922
Metal Management                      67,315                  1,565,747
Reliance Steel & Aluminum              5,896                    360,364
Royal Gold                            41,000(d)               1,423,930
RTI Intl Metals                        5,467(b)                 207,473
Steel Dynamics                        56,000                  1,988,560
Titanium Metals                        7,854(b)                 496,844
Total                                                        17,186,882

Multiline Retail (--%)
99 Cents Only Stores                  13,701(b)                 143,312

Multi-Utilities & Unregulated Power (--%)
Aquila                                52,916(b)                 190,498

Oil & Gas (2.8%)
Arena Resources                       59,000(b)               1,628,400
ATP Oil & Gas                          5,803(b)                 214,769
Berry Petroleum Cl A                  29,400                  1,681,680
Carrizo Oil & Gas                     57,800(b)               1,428,238
Cimarex Energy                        81,000(b)               3,483,809
Frontier Oil                          13,220                    496,147
Holly                                  7,079                    416,741
Houston Exploration                    3,277(b)                 173,026
KCS Energy                            10,986(b)                 266,081
Parallel Petroleum                     8,109(b)                 137,934
Southwestern Energy                   19,952(b)                 717,075
St. Mary Land & Exploration          140,945                  5,188,184
Stone Energy                           3,952(b)                 179,935
Swift Energy                          60,100(b)               2,708,707
Tesoro                                 4,545                    279,745
Toreador Resources                     3,500(b)                  73,745
Vintage Petroleum                     12,757                    680,331
World Fuel Services                   60,000                  2,023,200
Total                                                        21,777,747

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Paper & Forest Products (0.3%)
Potlatch                              45,600                 $2,324,688
Schweitzer-Mauduit Intl                8,094                    200,569
Total                                                         2,525,257

Personal Products (0.9%)
Chattem                               55,600(b)               2,023,284
Nu Skin Enterprises Cl A              65,000                  1,142,700
Parlux Fragrances                     64,000(b,d)             1,953,920
Playtex Products                     144,900(b)               1,980,783
Total                                                         7,100,687

Pharmaceuticals (0.9%)
Alpharma Cl A                         67,000                  1,910,170
Andrx                                  8,700(b)                 143,289
CNS                                    4,500                     98,595
Durect                                12,974(b)                  65,778
First Horizon
  Pharmaceutical                     110,300(b)               1,902,675
Medicis Pharmaceutical
  Cl A                                45,000                  1,442,250
MGI PHARMA                            62,000(b)               1,063,920
Par Pharmaceutical
  Companies                            4,880(b)                 152,939
Perrigo                                8,500                    126,735
Total                                                         6,906,351

Real Estate (0.4%)
Jones Lang LaSalle                    57,000                  2,869,951
Trammell Crow                          8,473(b)                 217,332
Total                                                         3,087,283

Real Estate Investment Trust (4.6%)
Alexandria Real  Estate Equities      31,000                  2,495,500
American Home
  Mortgage Investment                106,975                  3,484,177
Anthracite Capital                    27,528                    289,870
Anworth Mtge Asset                    38,500                    281,050
Arbor Realty Trust                    80,000                  2,073,600
Bedford Property Investors            11,062                    242,700
Commercial Net
  Lease Realty                       128,000                  2,607,360
EastGroup Properties                  46,700                  2,108,972
Highwoods Properties                  77,000                  2,190,650
IMPAC Mtge Holdings                   48,771(d)                 458,935
Innkeepers USA Trust                 121,000                  1,936,000
MFA Mtge Investments                  76,612                    436,688
Mid-America
  Apartment Communitities             47,000                  2,279,500
New Century Financial                  6,970                    251,408
Novastar Financial                     4,313                    121,238
Omega Healthcare
  Investors                          165,000                  2,077,350
Pan Pacific Retail Properties         39,200                  2,622,088
PS Business Parks                     49,000                  2,410,800
RAIT Investment Trust                 12,498                    323,948
Redwood Trust                          5,727                    236,296
Saul Centers                          11,300                    407,930
Saxon Capital                         15,416                    174,663
Sovran Self Storage                   46,000                  2,160,620
Tanger Factory
  Outlet Centers                      98,000                  2,816,520


Common Stocks (continued)
Issuer                                Shares                   Value(a)

Real Estate Investment Trust (cont.)
Universal Health Realty
  Income Trust                        64,719                 $2,028,293
Total                                                        36,516,156

Road & Rail (0.7%)
Amerco                                 4,014(b)                 289,209
Arkansas Best                          4,914                    214,644
Dollar Thrifty
  Automotive Group                     4,000(b)                 144,280
Genesee & Wyoming Cl A                42,600(b)               1,599,629
Kansas City Southern                  63,000(b)               1,539,090
Old Dominion Freight Line             58,050(b)               1,566,189
Werner Enterprises                    10,185                    200,645
Total                                                         5,553,686

Semiconductors & Semiconductor Equipment (3.8%)
Conexant Systems                     199,000(b)                 449,740
Cymer                                 40,000(b)               1,420,400
Cypress Semiconductor                134,000(b)               1,909,500
DSP Group                             80,600(b)               2,019,836
Entegris                             145,427(b)               1,369,922
ESS Technology                       107,398(b)                 368,375
Genesis Microchip                    114,983(b)               2,080,042
Mattson Technology                   191,000(b)               1,921,460
Microsemi                            106,900(b)               2,956,855
MKS Instruments                       86,000(b)               1,538,540
OmniVision Technologies              100,000(b,d)             1,996,000
ON Semiconductor                     531,400(b)               2,938,642
PMC-Sierra                           116,000(b)                 894,360
PortalPlayer                          63,000(b)               1,784,160
Power Integrations                    86,000(b)               2,047,660
Silicon Image                        105,800(b)                 957,490
Silicon Storage Technology           325,800(b)               1,645,290
Skyworks Solutions                   183,500(b)                 934,015
Trident Microsystems                  47,489(b)                 854,802
Zoran                                  9,543(b)                 154,692
Total                                                        30,241,781

Software (4.3%)
ANSYS                                 77,047(b)               3,289,136
Bottomline Technologies               72,000(b)                 793,440
Epicor Software                      199,300(b)               2,816,109
EPIQ Systems                          80,000(b)               1,483,200
FileNet                               72,300(b)               1,868,955
Informatica                          127,300(b)               1,527,600
Internet Security Systems             73,700(b)               1,544,015
Kronos                                51,000(b)               2,134,860
Lawson Software                      202,000(b,d)             1,484,700
MICROS Systems                        72,000(b)               3,479,040
MicroStrategy Cl A                    20,000(b)               1,654,800
Midway Games                          14,355(b)                 272,314
Parametric Technology                461,200(b)               2,813,320
Progress Software                     65,600(b)               1,861,728
Quality Systems                        3,200                    245,632
THQ                                    4,950(b)                 118,058
Transaction Systems
  Architects                          88,621(b)               2,551,399
Ultimate Software Group               91,000(b)               1,735,370
VASCO Data Security Intl             224,356(b)               2,212,150
Wind River Systems                    22,754(b)                 336,077
Total                                                        34,221,903


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 -- RIVERSOURCE SMALL CAP ADVANTAGE FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer                                Shares                   Value(a)

Specialty Retail (3.7%)
Blockbuster Cl A                      21,840                    $81,900
Burlington Coat
  Factory Warehouse                   11,643                    468,165
Cato Cl A                             93,837                  2,012,804
Charming Shoppes                     191,000(b)               2,521,200
Children's Place
  Retail Stores                       39,000(b)               1,927,380
Genesco                               62,400(b)               2,420,496
Group 1 Automotive                     8,581(b)                 269,701
Guitar Center                         31,100(b)               1,555,311
Hibbett Sporting Goods                 5,498(b)                 156,583
Jos A Bank Clothiers                  32,700(b)               1,419,507
Linens `N Things                      17,344(b)                 461,350
Movie Gallery                         15,233                     85,457
Pacific Sunwear
  of California                      115,000(b)               2,865,801
Pantry                                56,860(b)               2,671,851
Payless ShoeSource                     9,930(b)                 249,243
Pier 1 Imports                        24,907                    217,438
Sonic Automotive                     106,475                  2,372,263
Sports Authority                      48,000(b)               1,494,240
Stage Stores                          79,950                  2,380,911
Talbots                                6,993                    194,545
Tractor Supply                        51,000(b)               2,699,940
Zale                                  22,073(b)                 555,136
Total                                                        29,081,222

Textiles, Apparel & Luxury Goods (1.9%)
Brown Shoe                             8,755                    371,475
Hartmarx                             331,700(b)               2,590,577
Kellwood                               9,193                    219,529
K-Swiss Cl A                           5,000                    162,200
Phillips-Van Heusen                  117,000                  3,790,800
Russell                               12,961                    174,455
Skechers USA Cl A                     69,000(b)               1,057,080

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Textiles, Apparel & Luxury Goods (cont.)
Steven Madden                          4,452                   $130,132
Stride Rite                           12,579                    170,571
Warnaco Group                        123,600(b)               3,302,592
Wolverine World Wide                 141,700                  3,182,582
Total                                                        15,151,993

Thrifts & Mortgage Finance (1.8%)
Anchor BanCorp Wisconsin               5,835                    177,034
CharterMac LP                          8,200                    173,676
Corus Bankshares                      52,000(d)               2,926,040
Doral Financial                       18,100(c)                 191,860
Downey Financial                      30,786                  2,105,455
FirstFed Financial                    64,658(b)               3,525,153
Flagstar Bancorp                       8,483                    122,155
Fremont General                        8,500                    197,455
ITLA Capital                           1,674(b)                  81,775
Ocwen Financial                      234,100(b,d)             2,036,670
R-G Financial Cl B                     8,308(c)                 109,666
W Holding                             28,642(c)                 235,724
WSFS Financial                        39,000                  2,388,750
Total                                                        14,271,413

Tobacco (0.1%)
Universal                             10,964                    475,399

Trading Companies & Distributors (1.4%)
Applied Industrial
  Technologies                        67,000                  2,257,230
GATX                                  93,573                  3,376,114
Hughes Supply                         45,000                  1,613,250
United Rentals                         8,815(b)                 206,183
Watsco                                 5,620                    336,132
WESCO Intl                            80,000(b)               3,418,400
Total                                                        11,207,309

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Wireless Telecommunication Services (1.2%)
Centennial Communications             23,500(b)                $364,720
Dobson Communications
  Cl A                                23,599(b)                 176,993
Leap Wireless Intl                    72,000(b)               2,727,360
SBA Communications Cl A              190,019(b)               3,401,340
UbiquiTel                            256,900(b)               2,540,741
Total                                                         9,211,154

Total Common Stocks
(Cost: $684,646,026)                                       $785,087,955

Short-Term Securities (3.7%)(e,g)
Issuer     Effective                 Amount                    Value(a)
             yield                 payable at
                                    maturity

Commercial Paper
Alpine Securitization
   01-17-06   4.32%               $5,000,000                 $4,989,225
Amsterdam Funding
   01-03-06   4.15                 5,000,000                  4,997,694
Bryant Park Funding LLC
   01-11-06   4.29                 5,000,000                  4,992,867
Park Granada LLC
   01-06-06   4.34                 5,000,000                  4,995,781
   01-13-06   4.32                 5,000,000                  4,991,619
Windmill Funding
   01-03-06   4.20                 4,300,000                  4,297,993

Total Short-Term Securities
(Cost: $29,268,652)                                         $29,265,179

Total Investments in Securities
(Cost: $713,914,678)(h)                                    $814,353,134


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5 -- RIVERSOURCE SMALL CAP ADVANTAGE FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2005

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Sept. 30, 2005.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2005, the value of foreign securities represented 0.4% of net assets.

(d)  At Dec. 31,2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 3.4% of net assets. 0.3% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2005, the value of these securities amounted to $29,265,179 or 3.7% of net assets.

(h) At Dec. 31, 2005, the cost of securities for federal income tax purposes was approximately $713,915,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $122,006,000
     Unrealized depreciation                                        (21,568,000)
                                                                    ------------
     Net unrealized appreciation                                   $100,438,000
                                                                    ------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
6 -- RIVERSOURCE SMALL CAP ADVANTAGE FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2005





S-6427-80 D (3/06)

                              PORTFOLIO HOLDINGS
                                      FOR
                        RIVERSOURCE SMALL CAP GROWTH FUND
                                AT DEC. 31, 2005


Investments in Securities
RiverSource Small Cap Growth Fund
Dec. 31, 2005 (Unaudited)
(Percentages represent value of investments compared to net assets)

Common Stocks (98.0%)
Issuer                                Shares                   Value(a)

Aerospace & Defense (2.4%)
AAR                                12,831(b)                   $307,302
BE Aerospace                       32,448(b)                    713,856
Ceradyne                           19,080(b)                    835,704
Engineered Support Systems         24,625                     1,025,385
HEICO                               4,483                       116,020
Hexcel                             13,790(b)                    248,910
LADISH                             19,300(b)                    431,355
Teledyne Technologies              40,459(b)                  1,177,357
United Industrial                   6,030                       249,461
Total                                                         5,105,350

Air Freight & Logistics (1.6%)
American Commercial Lines           6,050(b)                    183,255
EGL                                 7,558(b)                    283,954
Forward Air                        19,806                       725,890
Hub Group Cl A                     28,000(b)                    989,799
Pacer Intl                         13,260                       345,556
UTI Worldwide                       9,500(c)                    881,980
Total                                                         3,410,434

Airlines (0.3%)
AirTran Holdings                    9,820(b)                    157,415
Continental Airlines Cl B          20,920(b)                    445,596
Total                                                           603,011

Auto Components (0.7%)
American Axle &
  Mfg Holdings                     20,300                       372,099
Drew Inds                          26,162(b)                    737,507
LKQ                                 9,500(b)                    328,890
Total                                                         1,438,496

Beverages (0.8%)
Cott                               23,600(b,c)                  346,920
Hansen Natural                     17,792(b)                  1,402,188
Total                                                         1,749,108

Biotechnology (4.5%)
Affymetrix                          8,300(b)                    396,325
Alexion Pharmaceuticals            15,700(b)                    317,925
Alkermes                           12,276(b)                    234,717

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Biotechnology (cont.)
Amylin Pharmaceuticals             10,980(b)                   $438,322
Charles River Laboratories Intl     6,948(b)                    294,387
Cubist Pharmaceuticals             15,010(b)                    318,963
CV Therapeutics                    10,990(b)                    271,783
Incyte                             38,400(b)                    205,056
Isis Pharmaceuticals               30,800(b)                    161,392
Kendle Intl                        36,074(b)                    928,544
Keryx Biopharmaceuticals           51,537(b)                    754,502
Luminex                            79,863(b)                    928,007
Myogen                             13,270(b)                    400,223
Neogen                             23,071(b)                    484,722
Neurocrine Biosciences             18,144(b)                  1,138,172
Orchid Cellmark                    67,079(b)                    509,800
Telik                              18,800(b)                    319,412
United Therapeutics                12,531(b)                    866,143
Vertex Pharmaceuticals              8,280(b)                    229,108
ViroPharma                         18,410(b)                    341,506
Total                                                         9,539,009

Building Products (1.1%)
Ameron Intl                         8,874                       404,477
Apogee Enterprises                  6,375                       103,403
ElkCorp                             4,752                       159,952
Lennox Intl                        12,950                       365,190
Simpson Mfg                        26,432                       960,803
Universal Forest Products           6,524                       360,451
Total                                                         2,354,276

Capital Markets (1.8%)
BlackRock Cl A                      1,334                       144,712
Calamos Asset Management Cl A      10,140                       318,903
GFI Group                          14,263(b)                    676,494
GreenHill & Co                     13,634                       765,685
Investment Technology Group        11,270(b)                    399,409
Investors Financial Services       26,220                       965,683
optionsXpress Holdings             24,227                       594,773
Total                                                         3,865,659

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Chemicals (0.3%)
Landec                             69,778(b)                   $542,873

Commercial Banks (1.6%)
AmericanWest Bancorp               16,162(b)                    381,908
Boston Private Financial
  Holdings                          9,440                       287,165
Cascade Bancorp                     3,066                        70,549
Center Financial                    5,696                       143,311
East-West Bancorp                  11,320                       413,067
First BanCorp Puerto Rico          35,146(c)                    436,162
Macatawa Bank                       2,184                        79,454
UCBH Holdings                      66,900                     1,196,171
Virginia Commerce Bank              1,929(b)                     56,115
Wilshire Bancorp                    7,307                       125,607
Wintrust Financial                  4,150                       227,835
Total                                                         3,417,344

Commercial Services & Supplies (4.5%)
Administaff                        19,511                       820,438
American Reprographics             12,767(b)                    324,409
CRA Intl                           17,600(b)                    839,343
Educate                            35,494(b)                    418,829
Escala Group                        9,378(b)                    190,186
FTI Consulting                     13,240(b)                    363,306
Gevity                             10,727                       275,898
Global Cash Access                 12,870(b)                    187,773
Heidrick & Struggles Intl           9,572(b)                    306,783
Jackson Hewitt Tax Service         15,420                       427,288
John H Harland                     17,168                       645,517
Korn/Ferry Intl                    14,900(b)                    278,481
Labor Ready                        44,900(b)                    934,817
Layne Christensen1                  8,167(b)                    461,987
Mobile Mini                         7,114(b)                    337,204
Multi-Color                        13,293                       368,881
Portfolio Recovery Associates      13,195(b)                    612,776
Providence Service                 14,996(b)                    431,735
Resources Connection               14,460(b)                    376,828
Schawk                             17,440                       361,880
Spherion                           16,819(b)                    168,358

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 - RIVERSOURCE SMALL CAP GROWTH FUND  - PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer                                Shares                   Value(a)

Commercial Services & Supplies (cont.)
Vertrue                             2,517(b)                    $88,926
VistaPrint                         14,400(b)                    327,658
Total                                                         9,549,301

Communications Equipment (3.1%)
ADTRAN                             12,280                       365,207
Avocent                            16,837(b)                    457,798
C-COR                               6,400(b)                     31,104
Centillium Communications         116,185(b)                    406,648
F5 Networks                         9,720(b)                    555,887
Foundry Networks                   64,630(b)                    892,540
InterDigital Communications         4,908(b)                     89,915
NICE Systems ADR                   16,400(b,c)                  789,824
PC-Tel                             42,233(b)                    369,961
Performance Technologies           54,786(b)                    448,697
Powerwave Technologies             17,430(b)                    219,095
Radyne                             33,128(b)                    482,675
Redback Networks                   27,750(b)                    390,165
SiRF Technology Holdings           16,330(b)                    486,634
Stratex Networks                  162,304(b)                    581,048
Total                                                         6,567,198

Computers & Peripherals (2.4%)
Electronics for Imaging             8,090(b)                    215,275
Emulex                              8,202(b)                    162,318
Intergraph                         17,896(b)                    891,400
Komag                              12,065(b)                    418,173
Maxtor                             60,187(b)                    417,698
Neoware Systems                    49,658(b)                  1,157,030
Presstek                           32,063(b)                    289,850
Rackable Systems                   12,930(b)                    368,246
Rimage                             16,503(b)                    478,257
Synaptics                           9,889(b)                    244,456
Western Digital                    26,275(b)                    488,978
Total                                                         5,131,681

Construction & Engineering (0.6%)
Comfort Systems USA                50,308                       462,834
EMCOR Group                         6,700(b)                    452,451
Perini                              3,023(b)                     73,005
Washington Group Intl               4,210                       223,004
Total                                                         1,211,294

Construction Materials (0.5%)
Eagle Materials                     9,574                     1,171,475

Consumer Finance (0.7%)
Asta Funding                        5,826                       159,283
MoneyGram Intl                     14,080                       367,206
Nelnet Cl A                        22,118(b)                    899,760
World Acceptance                    3,206(b)                     91,371
Total                                                         1,517,620

Containers & Packaging (0.8%)
Crown Holdings                     28,304(b)                    552,777
Silgan Holdings                    29,263                     1,056,980
Total                                                         1,609,757

Distributors (0.2%)
Building Material Holding           4,438                       302,716
Prestige Brands Holdings           17,000(b)                    212,500
Total                                                           515,216


Common Stocks (continued)
Issuer                                Shares                   Value(a)

Diversified Financial Services (0.3%)
IntercontinentalExchange            4,170(b)                   $151,580
Intl Securities Exchange           11,073(b)                    304,728
NASDAQ Stock Market                 6,600(b)                    232,188
Total                                                           688,496

Diversified Telecommunication Services (0.1%)
Valor Communications Group         21,718                       247,585

Electric Utilities (0.1%)
El Paso Electric                    9,970(b)                    209,769

Electrical Equipment (0.9%)
Color Kinetics                     26,597(b)                    382,731
Energy Conversion Devices           5,530(b)                    225,348
Genlyte Group                      13,100(b)                    701,766
Lamson & Sessions                  22,497(b)                    562,875
Total                                                         1,872,720

Electronic Equipment & Instruments (2.2%)
Benchmark Electronics              31,600(b)                  1,062,708
BrightPoint Consulting             11,090(b)                    307,526
Cogent                              9,430(b)                    213,872
Cognex                             37,200                     1,119,348
Global Imaging Systems              5,518(b)                    191,088
II-VI                               5,488(b)                     98,071
Itron                               6,180(b)                    247,447
Measurement Specialties            15,973(b)                    388,943
Metrologic Instruments              4,419(b)                     85,110
Multi-Fineline Electronix          11,210(b)                    539,986
RadiSys                            23,500(b)                    407,490
ScanSource                          1,774(b)                     97,002
Total                                                         4,758,591

Energy Equipment & Services (6.0%)
Atwood Oceanics                     5,948(b)                    464,122
BASIC Energy Services               8,010(b)                    159,800
Cal Dive Intl                      37,960(b)                  1,362,384
Dresser-Rand Group                 19,900(b)                    481,182
Dril-Quip                           8,966(b)                    423,195
Grey Wolf                          12,282(b)                     94,940
GulfMark Offshore                   8,144(b)                    241,225
Hornbeck Offshore Services          9,920(b)                    324,384
Lone Star Technologies                129(b)                      6,664
Maverick Tube                      12,757(b)                    508,494
Newpark Resources                  98,781(b)                    753,699
Oceaneering Intl                   10,815(b)                    538,371
Offshore Logistics                  8,987(b)                    262,420
Oil States Intl                    32,871(b)                  1,041,353
Patterson-UTI Energy               28,300                       932,485
RPC                                 9,550                       251,547
Superior Energy Services           44,572(b)                    938,241
TETRA Technologies                 60,551(b)                  1,848,018
TODCO Cl A                          6,890                       262,233
Unit                               24,469(b)                  1,346,529
Veritas DGC                         6,953(b)                    246,762
W-H Energy Services                10,377(b)                    343,271
Total                                                        12,831,319

Food & Staples Retailing (0.5%)
Casey's General Stores             11,650                       288,920
United Natural Foods               14,198(b)                    374,827
Wild Oats Markets                  41,410(b)                    500,233
Total                                                         1,163,980

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Gas Utilities (--%)
Southern Union                          1(b)                        $12

Health Care Equipment & Supplies (6.4%)
Abaxis                              5,630(b)                     92,782
ArthroCare                         20,700(b)                    872,298
Aspect Medical Systems             38,706(b)                  1,329,551
Digirad                            29,608(b)                    119,024
Greatbatch                         30,613(b)                    796,244
ICU Medical                         6,312(b)                    247,494
Illumina                           42,593(b)                    600,561
Immucor                            21,100(b)                    492,896
INAMED                             18,600(b)                  1,630,849
Intermagnetics General             17,428(b)                    555,953
Intuitive Surgical                  4,970(b)                    582,832
Kyphon                             50,826(b)                  2,075,227
Meridian Bioscience                21,545                       433,916
Natus Medical                       4,269(b)                     68,902
NeuroMetrix                         4,287(b)                    116,949
ResMed                             10,800(b)                    413,748
Somanetics                         27,042(b)                    865,344
SonoSite                           10,684(b)                    374,047
Stereotaxis                        51,263(b)                    441,374
Sybron Dental Specialties          10,220(b)                    406,858
Thoratec                           20,558(b)                    425,345
Viasys Healthcare                  37,100(b)                    953,470
Total                                                        13,895,664

Health Care Providers & Services (5.6%)
American Healthways                 9,190(b)                    415,848
AMICAS                            115,233(b)                    571,556
Chemed                             19,302                       958,923
Computer Programs &
  Systems                           3,809                       157,807
LCA-Vision                         10,210                       485,077
Merge Technologies                 16,400(b)                    410,656
Pediatrix Medical Group            20,300(b)                  1,797,971
PRA Intl                            6,316(b)                    177,795
Psychiatric Solutions              31,960(b)                  1,877,330
Sierra Health Services              9,530(b)                    762,019
Sunrise Senior Living              15,600(b)                    525,876
United Surgical Partners Intl      27,250(b)                    876,088
VCA Antech                         68,330(b)                  1,926,906
Vital Images                       18,999(b)                    496,824
WellCare Health Plans              15,713(b)                    641,876
Total                                                        12,082,552

Hotels, Restaurants & Leisure (2.6%)
Ambassadors Group                   5,392                       123,423
California Pizza Kitchen           36,430(b)                  1,164,668
CKE Restaurants                    54,000                       729,540
Cosi                               43,114(b)                    357,846
Domino's Pizza                     31,589                       764,454
McCormick & Schmick's
  Seafood Restaurants               9,720(b)                    219,769
Monarch Casino & Resort             3,710(b)                     83,846
Orient-Express Hotels Cl A         30,000(c)                    945,600
Panera Bread Cl A                   6,400(b)                    420,352
Red Robin Gourmet Burgers           6,820(b)                    347,547
Shuffle Master                     16,067(b)                    403,924
Total                                                         5,560,969

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 - RIVERSOURCE SMALL CAP GROWTH FUND  - PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer                                Shares                   Value(a)

Household Durables (1.3%)
Cavco Inds                          1,495(b)                    $57,229
Directed Electronics               11,900(b)                    170,765
Ethan Allen Interiors              10,985                       401,282
Hovnanian Enterprises Cl A         14,400(b)                    714,816
Lifetime Brands                    19,226                       397,401
Technical Olympic USA              33,000                       695,970
William Lyon Homes                  4,443(b)                    448,299
Total                                                         2,885,762

Household Products (0.4%)
Central Garden & Pet               18,100(b)                    831,514

Insurance (0.3%)
Argonaut Group                     21,097(b)                    691,349

Internet & Catalog Retail (1.2%)
Coldwater Creek                    40,033(b)                  1,222,207
Priceline.com                      18,227(b)                    406,827
RedEnvelope                        23,977(b)                    250,799
Stamps.com                         26,029(b)                    597,626
Total                                                         2,477,459

Internet Software & Services (4.8%)
aQuantive                          29,753(b)                    750,966
Bankrate                            6,449(b)                    190,374
Blue Coat Systems                  21,611(b)                    988,055
CNET Networks                      26,390(b)                    387,669
CyberSource                        51,343(b)                    338,864
Digital Insight                    26,253(b)                    840,621
EarthLink                          17,052(b)                    189,448
Homestore                          51,460(b)                    262,446
InfoSpace                           4,215(b)                    108,831
j2 Global Communications            8,939(b)                    382,053
LivePerson                         81,300(b)                    456,093
NIC                                73,829(b)                    454,787
Online Resources                   33,140(b)                    366,197
Openwave Systems                   24,810(b)                    433,431
Perficient                         53,833(b)                    479,652
SkillSoft ADR                      88,713(b)                    487,922
United Online                      21,918                       311,674
ValueClick                         28,440(b)                    515,048
Websense                           25,701(b)                  1,687,013
WebSideStory                       30,170(b)                    546,982
Total                                                        10,178,126

IT Services (2.3%)
CACI Intl Cl A                     19,400(b)                  1,113,172
Cognizant Technology
  Solutions Cl A                   22,600(b)                  1,137,910
eFunds                             16,691(b)                    391,237
Euronet Worldwide                   8,100(b)                    225,180
Heartland Payment Systems           9,200(b)                    199,272
Intrado                             8,490(b)                    195,440
MPS Group                          20,280(b)                    277,228
RightNow Technologies              18,970(b)                    350,186
TALX                               10,064                       460,025
VeriFone Holdings                  23,393(b)                    591,843
Total                                                         4,941,493

Leisure Equipment & Products (0.3%)
Nautilus                           29,100                       543,006
RC2                                 3,494(b)                    124,107
Total                                                           667,113

Common Stocks (continued)
Issuer
                                      Shares                   Value(a)
Machinery (4.1%)
Astec Inds                         15,527(b)                   $507,112
Bucyrus Intl Cl A                  22,410                     1,181,007
Columbus McKinnon                  34,968(b)                    768,597
ESCO Technologies                  22,100(b)                    983,229
FreightCar America                  3,965                       190,637
Gardner Denver                      4,310(b)                    212,483
Greenbrier Companies               20,504                       582,314
JLG Inds                           29,760                     1,358,842
Manitowoc                           4,500                       225,990
Middleby                           16,104(b)                  1,392,995
Nordson                            14,330                       580,508
Portec Rail Products               31,253                       409,727
Wabash Natl                         4,885                        93,059
Wabtec                             11,060                       297,514
Total                                                         8,784,014

Marine (0.4%)
Kirby                              14,983(b)                    781,663

Metals & Mining (2.1%)
Aleris Intl                         8,140(b)                    262,434
Alpha Natural Resources             5,615(b)                    107,864
Cleveland-Cliffs                   11,189                       991,010
Foundation Coal Holdings            7,470                       283,860
Quanex                              9,049                       452,179
Reliance Steel & Aluminum          10,067                       615,295
Steel Dynamics                     16,500                       585,915
Steel Technologies                  2,458                        68,799
Titanium Metals                    18,488(b,d)                1,169,550
Total                                                         4,536,906

Multiline Retail (0.2%)
Conn's                              6,931(b)                    255,546
DSW Cl A                            8,800(b)                    230,736
Total                                                           486,282

Oil & Gas (3.3%)
Berry Petroleum Cl A                9,706                       555,183
Cheniere Energy                     6,780(b)                    252,352
Denbury Resources                  20,654(b)                    470,498
Frontier Oil                       22,978                       862,364
Holly                               8,431                       496,333
KCS Energy                         57,027(b)                  1,381,193
Parallel Petroleum                 21,588(b)                    367,212
Quicksilver Resources              23,400(b)                    983,034
Remington Oil & Gas                 6,607(b)                    241,156
St. Mary Land & Exploration         7,990                       294,112
W&T Offshore                       18,930                       556,542
Warren Resources                   16,930(b)                    267,833
World Fuel Services                 9,650                       325,398
Total                                                         7,053,210

Paper & Forest Products (0.3%)
Buckeye Technologies               27,721(b)                    223,154
Glatfelter                         27,212                       386,138
Total                                                           609,292

Personal Products (0.2%)
Parlux Fragrances                   4,008(b)                    122,364
Revlon Cl A                       117,209(b)                    363,348
Total                                                           485,712


Common Stocks (continued)
Issuer                                Shares                   Value(a)

Pharmaceuticals (1.0%)
Adams Respiratory
  Therapeutics                      7,580(b)                   $308,203
First Horizon Pharmaceutical       34,400(b)                    593,400
Medicines                          15,100(b)                    263,495
New River Pharmaceuticals           5,980(b)                    310,242
Penwest Pharmaceuticals            24,000(b)                    468,480
Taro Pharmaceuticals Inds          11,000(b)                    153,670
Total                                                         2,097,490

Real Estate (0.1%)
Jones Lang LaSalle                  6,200                       312,170

Real Estate Investment Trust (0.8%)
BioMed Realty Trust                17,400                       424,560
Kilroy Realty                       4,210                       260,599
Mills                              14,200                       595,548
Sunstone Hotel Investors           14,820                       393,767
Ventas                             32,100                     1,027,842
Total                                                         2,702,316

Road & Rail (1.6%)
Amerco                              8,004(b)                    576,688
Arkansas Best                      13,262                       579,284
Landstar System                    29,200                     1,218,808
Old Dominion Freight Line          14,013(b)                    378,071
Universal Truckload Services       28,644(b)                    658,812
Total                                                         3,411,663

Semiconductors & Semiconductor Equipment (4.5%)
ANADIGICS                          74,900(b)                    449,400
ATMI                                7,340(b)                    205,300
August Technology                  23,000(b)                    252,770
Cree                                8,800(b)                    222,112
Exar                               27,570(b)                    345,176
Ikanos Communications               5,200(b)                     76,648
Integrated Device Technology       25,480(b)                    335,826
Intevac                            33,122(b)                    437,210
Micrel                             31,435(b)                    364,646
Microsemi                          77,811(b)                  2,152,252
NetLogic MicroSystems               7,929(b)                    215,986
OmniVision Technologies            12,144(b)                    242,394
ON Semiconductor                   36,220(b)                    200,297
Photronics                         27,200(b)                    409,632
PortalPlayer                        7,583(b)                    214,751
Power Integrations                 21,500(b)                    511,915
Rudolph Technologies               17,300(b)                    222,824
Semtech                            16,240(b)                    296,542
Silicon Image                      58,100(b)                    525,805
Silicon Laboratories                9,280(b)                    340,205
Standard Microsystems              16,000(b)                    459,040
Supertex                            5,791(b)                    256,252
Trident Microsystems               27,810(b)                    500,580
Varian Semiconductor
  Equipment Associates              8,290(b)                    364,180
Total                                                         9,601,743

Software (6.1%)
Advent Software                    20,245(b)                    585,283
Ansoft                              4,693(b)                    159,797
ANSYS                              17,773(b)                    758,729
Blackboard                         23,764(b)                    688,681
Bottomline Technologies            29,697(b)                    327,261

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 - RIVERSOURCE SMALL CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer                                Shares                   Value(a)

Software (cont.)
Concur Technologies                42,735(b)                   $550,854
FactSet Research Systems           14,950                       615,342
Fair Isaac                         14,000                       618,380
Informatica                        33,793(b)                    405,516
MetaSolv                          120,930(b)                    350,697
MICROS Systems                     22,272(b)                  1,076,183
MicroStrategy Cl A                  6,808(b)                    563,294
Progress Software                  31,600(b)                    896,808
Quality Systems                     5,836                       447,971
Radiant Systems                    66,305(b)                    806,269
RSA Security                       32,700(b)                    367,221
Secure Computing                   84,853(b)                  1,040,298
SPSS                                7,739(b)                    239,367
SSA Global Technologies             7,486(b)                    136,170
THQ                                13,950(b)                    332,708
Transaction Systems Architects     16,465(b)                    474,027
Ultimate Software Group            25,272(b)                    481,937
Verint Systems                     21,200(b)                    730,764
Witness Systems                    27,890(b)                    548,596
Total                                                        13,202,153

Specialty Retail (5.3%)
Aeropostale                        29,150(b)                    766,645
Bakers Footwear                    39,931(b)                    614,139
Build-A-Bear Workshop               9,560(b)                    283,358
Cache                               4,362(b)                     75,550
Charlotte Russe Holding             6,160(b)                    128,313
Chico's FAS                        10,100(b)                    443,693
Children's Place Retail Stores      6,298(b)                    311,247
Dress Barn                         40,991(b)                  1,582,663

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Specialty Retail (cont.)
GameStop Cl A                      12,890(b)                   $410,160
Genesco                            21,810(b)                    846,010
GUESS?                             50,379(b)                  1,793,493
Guitar Center                      13,900(b)                    695,139
Gymboree                           20,620(b)                    482,508
Hibbett Sporting Goods             24,940(b)                    710,291
Jos A Bank Clothiers                6,757(b)                    293,321
Maidenform Brands                   7,400(b)                     93,684
Pacific Sunwear of California       9,520(b)                    237,238
PETCO Animal Supplies              25,800(b)                    566,310
Select Comfort                     16,942(b)                    463,364
Tractor Supply                      3,860(b)                    204,348
Zumiez                              5,815(b)                    251,324
Total                                                        11,252,798

Textiles, Apparel & Luxury Goods (2.0%)
Carter's                           21,894(b)                  1,288,462
Cherokee                            2,358                        81,092
Innovo Group                       50,816(b)                     52,340
K-Swiss Cl A                       12,789                       414,875
Oxford Inds                        10,271                       561,824
Phillips-Van Heusen                31,000                     1,004,400
Under Armour Cl A                   1,900(b)                     72,789
Warnaco Group                      18,790(b)                    502,069
Wolverine World Wide               11,450                       257,167
Total                                                         4,235,018

Thrifts & Mortgage Finance (0.5%)
Accredited Home Lenders
  Holding                           6,486(b)                    321,576
BankUnited Financial Cl A          17,300                       459,661
Harbor Florida Bancshares           8,100                       300,105
Total                                                         1,081,342

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Trading Companies & Distributors (1.0%)
Beacon Roofing Supply              11,100(b)                   $318,903
Watsco                             21,889                     1,309,181
WESCO Intl                         12,550(b)                    536,262
Total                                                         2,164,346

Wireless Telecommunication Services (0.8%)
@Road                              80,743(b)                    422,286
NeuStar Cl A                       14,700(b)                    448,203
SBA Communications Cl A            24,630(b)                    440,877
Syniverse Holdings                 23,435(b)                    489,791
Total                                                         1,801,157

Total Common Stocks
(Cost: $182,566,387)                                       $209,882,850

Short-Term Securities (3.1%)(e)
Issuer            Effective        Principal                   Value(a)
                    yield             amount

Commercial Paper
Amsterdam Funding
   01-03-06  4.20%               $900,000(f)                   $899,580
Barton Capital
   01-03-06  4.22               2,800,000(f)                  2,798,687
Morgan Stanley & Co
   01-03-06  4.20               3,000,000                     2,998,600

Total Short-Term Securities
(Cost: $6,697,650)                                           $6,696,867

Total Investments in Securities
(Cost: $189,264,037)(g)                                    $216,579,717

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 - RIVERSOURCE SMALL CAP GROWTH FUND  - PORTFOLIO HOLDINGS AT DEC. 31, 2005

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Sept. 30, 2005.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2005, the value of foreign securities represented 1.6% of net assets.

(d)  At Dec. 31, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.4% of net assets. 2.7% of net assets is the Fund's cash equivalent position.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2005, the value of these securities amounted to $3,698,267 or 1.7% of net assets.

(g) At Dec. 31, 2005, the cost of securities for federal income tax purposes was approximately $189,264,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $33,097,000
     Unrealized depreciation                                         (5,781,000)
                                                                      ----------
     Net unrealized appreciation                                    $27,316,000
                                                                    ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
5 - RIVERSOURCE SMALL CAP GROWTH FUND - PORTFOLIO HOLDINGS AT DEC. 31, 2005

                                                           S-6301-80 D (3/06)

                               PORTFOLIO HOLDINGS
                                       FOR
                      RIVERSOURCE STRATEGY AGGRESSIVE FUND
                                AT DEC. 31, 2005


Investments in Securities
RiverSource Strategy Aggressive Fund
Dec. 31, 2005 (Unaudited)
(Percentages represent value of investments compared to net assets)

Common Stocks (98.7%)
Issuer                                Shares                   Value(a)

Aerospace & Defense (2.3%)
Ceradyne                              36,190(b)              $1,585,122
Precision Castparts                  201,290                 10,428,835
Total                                                        12,013,957

Air Freight & Logistics (0.9%)
C.H. Robinson Worldwide               62,530                  2,315,486
UTI Worldwide                         27,900(c)               2,590,236
Total                                                         4,905,722

Airlines (0.9%)
AirTran Holdings                      93,500(b)               1,498,805
SkyWest                               50,100                  1,345,686
US Airways Group                      51,500(b,d)             1,912,710
Total                                                         4,757,201

Auto Components (0.3%)
Johnson Controls                      20,950                  1,527,465

Beverages (0.3%)
Hansen Natural                        20,000(b)               1,576,200

Biotechnology (2.2%)
Biogen Idec                           45,210(b)               2,049,369
Celgene                               34,590(b)               2,241,432
Cephalon                              22,160(b)               1,434,638
MedImmune                             71,360(b)               2,499,028
Protein Design                        79,710(b)               2,265,358
United Therapeutics                   18,550(b)               1,282,176
Total                                                        11,772,001

Capital Markets (5.3%)
Affiliated Managers Group             32,360(b,d)             2,596,890
Ameritrade Holding                   257,020(b)               6,168,480
E*TRADE Financial                    158,600(b)               3,308,396
Investment Technology
  Group                              110,600(b)               3,919,664
Janus Capital Group                   99,929                  1,861,677
Legg Mason                            28,360                  3,394,408
Mellon Financial                      89,010                  3,048,593
T Rowe Price Group                    54,250                  3,907,628
Total                                                        28,205,736

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Commercial Banks (0.2%)
Colonial BancGroup                    45,850                 $1,092,147

Commercial Services & Supplies (1.8%)
Administaff                           62,100                  2,611,305
Manpower                              51,141                  2,378,057
Monster Worldwide                    109,180(b)               4,456,727
Total                                                         9,446,089

Communications Equipment (2.1%)
Comverse Technology                   49,560(b)               1,317,800
F5 Networks                           65,160(b)               3,726,501
Foundry Networks                     146,890(b)               2,028,551
JDS Uniphase                       1,113,830(b)               2,628,639
SiRF Technology Holdings              49,720(b)               1,481,656
Total                                                        11,183,147

Computers & Peripherals (1.5%)
Electronics for Imaging               49,600(b)               1,319,856
Intergraph                            79,800(b)               3,974,838
Network Appliance                     96,960(b)               2,617,920
Total                                                         7,912,614

Construction & Engineering (4.1%)
Foster Wheeler                       199,200(b)               7,326,576
Jacobs Engineering Group              19,500(b)               1,323,465
McDermott Intl                       144,879(b)               6,463,052
Quanta Services                      490,200(b)               6,455,934
Total                                                        21,569,027

Construction Materials (1.0%)
CEMEX ADR                             72,000(c)               4,271,760
Florida Rock Inds                     22,040                  1,081,282
Total                                                         5,353,042

Diversified Financial Services (2.0%)
Alliance Capital
  Management Holding LP               23,600                  1,333,164
Chicago Mercantile
  Exchange Holdings                    9,130                  3,355,184
Moody's                               36,450                  2,238,759
NASDAQ Stock Market                   99,120(b)               3,487,041
Total                                                        10,414,148

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Electrical Equipment (1.1%)
ABB                                  138,800(b,c)            $1,347,214
AMETEK                                37,600                  1,599,504
Roper Inds                            67,433                  2,664,278
Total                                                         5,610,996

Electronic Equipment & Instruments (2.3%)
Agilent Technologies                 287,410(b)               9,567,879
Cogent                                61,490(b)               1,394,593
Itron                                 25,570(b)               1,023,823
Total                                                        11,986,295

Energy Equipment & Services (5.0%)
BJ Services                           70,100                  2,570,567
Cal Dive Intl                         35,700(b)               1,281,273
Diamond Offshore Drilling             57,500                  3,999,700
ENSCO Intl                            56,700                  2,514,645
Grant Prideco                         37,090(b)               1,636,411
Helmerich & Payne                     46,400                  2,872,624
Natl Oilwell Varco                   161,580(b)              10,131,066
TODCO Cl A                            33,600                  1,278,816
Total                                                        26,285,102

Food & Staples Retailing (1.4%)
AEON                                  93,000(c)               2,365,810
Whole Foods Market                    62,700                  4,852,353
Total                                                         7,218,163

Health Care Equipment & Supplies (3.0%)
Alcon                                 40,800(c)               5,287,679
Dade Behring Holdings                 71,110                  2,907,688
Intuitive Surgical                    24,600(b)               2,884,842
ResMed                                47,660(b)               1,825,855
Thoratec                              63,704(b)               1,318,036
Varian Medical Systems                31,620(b)               1,591,751
Total                                                        15,815,851

Health Care Providers & Services (11.9%)
Aetna                                 39,000                  3,678,090
Caremark Rx                           90,600(b)               4,692,174
Cerner                               139,420(b,d)            12,674,672
Community Health Systems              54,440(b)               2,087,230

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 - RIVERSOURCE STRATEGY AGGRESSIVE FUND - PORTFOLIO HOLDINGS AT DEC. 31, 2005

Issuer                                Shares                   Value(a)

Health Care Providers & Services (cont.)
Coventry Health Care                  23,300(b)              $1,327,168
DaVita                                34,800(b)               1,762,272
Express Scripts                      102,430(b)               8,583,634
Health Net                           102,800(b)               5,299,340
Humana                                58,400(b)               3,172,872
Omnicare                             212,430                 12,155,245
Pharmaceutical Product
  Development                        111,120                  6,883,884
Psychiatric Solutions                 22,500(b)               1,321,650
WellPoint                                  1(b)                      60
Total                                                        63,638,291

Hotels, Restaurants & Leisure (2.0%)
Round One                                347(c)               1,547,715
Scientific Games Cl A                 87,660(b)               2,391,365
Starwood Hotels & Resorts
  Worldwide Unit                      68,760                  4,391,013
Station Casinos                       29,650                  2,010,270
Total                                                        10,340,363

Household Durables (0.6%)
Harman Intl Inds                      31,280                  3,060,748

Insurance (2.0%)
ACE                                   23,700(c)               1,266,528
Aon                                  180,100                  6,474,595
Brown & Brown                         43,000                  1,313,220
HCC Insurance Holdings                59,880                  1,777,238
Total                                                        10,831,581

Internet & Catalog Retail (0.2%)
NutriSystem                           35,200(b)               1,267,904

Internet Software & Services (2.6%)
Akamai Technologies                  119,700(b)               2,385,621
aQuantive                             53,920(b)               1,360,941
CNET Networks                        302,740(b)               4,447,250
Digital Insight                       39,900(b)               1,277,598
Openwave Systems                     115,040(b)               2,009,749
ValueClick                           113,300(b)               2,051,863
Total                                                        13,533,022

IT Services (1.3%)
Global Payments                       47,250                  2,202,323
MPS Group                            109,160(b)               1,492,217
Paychex                               82,545                  3,146,615
Total                                                         6,841,155

Machinery (2.5%)
Actuant Cl A                          18,580                  1,036,764
JLG Inds                              70,700                  3,228,162
Joy Global                            78,445                  3,137,800
Manitowoc                             49,500                  2,485,890
Oshkosh Truck                         41,620                  1,855,836
Terex                                 24,240(b)               1,439,856
Total                                                        13,184,308

Media (1.3%)
Getty Images                          30,150(b)               2,691,490
Sirius Satellite Radio               400,000(b)               2,680,000
XM Satellite Radio Holdings
  Cl A                                45,660(b)               1,245,605
Total                                                         6,617,095

Common Stocks (continued)
Issuer                                Shares                   Value(a)

Metals & Mining (4.2%)
Allegheny Technologies                85,200                 $3,074,016
Arch Coal                             28,490(d)               2,264,955
CONSOL Energy                         40,120                  2,615,022
Freeport-McMoRan
  Copper & Gold Cl B                  50,160                  2,698,608
Oregon Steel Mills                    45,400(b)               1,335,668
Peabody Energy                        70,400                  5,802,368
Titanium Metals                       68,800(b,d)             4,352,288
Total                                                        22,142,925

Multiline Retail (1.1%)
Nordstrom                             83,020                  3,104,948
Takashimaya                          154,000(c)               2,460,239
Total                                                         5,565,187

Oil & Gas (5.4%)
Chesapeake Energy                     49,490                  1,570,318
Newfield Exploration                  40,220(b)               2,013,815
Range Resources                      133,720                  3,522,185
Southwestern Energy                  311,840(b)              11,207,530
Sunoco                                46,270                  3,626,643
Ultra Petroleum                       34,770(b)               1,940,166
XTO Energy                           104,660                  4,598,760
Total                                                        28,479,417

Pharmaceuticals (2.0%)
Allergan                              35,320                  3,813,147
Barr Pharmaceuticals                  47,690(b)               2,970,610
Sepracor                              24,740(b)               1,276,584
Shire Pharmaceuticals ADR             58,000(c)               2,249,820
Total                                                        10,310,161

Real Estate (0.9%)
CB Richard Ellis Group Cl A           37,330(b)               2,196,871
Mitsui Fudosan                       129,000(c)               2,619,816
Total                                                         4,816,687

Road & Rail (0.9%)
Norfolk Southern                      37,650                  1,687,850
Tokyu Land                           298,000(c)               2,979,241
Total                                                         4,667,091

Semiconductors & Semiconductor Equipment (7.9%)
Advanced Micro Devices               231,700(b)               7,090,019
ASML Holding                         147,140(b,c)             2,954,571
ATI Technologies                     145,600(b,c)             2,473,744
Broadcom Cl A                        134,770(b)               6,354,406
Intersil Cl A                        107,900                  2,684,552
KLA-Tencor                           108,590                  5,356,745
Lam Research                          36,540(b)               1,303,747
Marvell Technology Group              23,100(b,c)             1,295,679
Micron Technology                    220,090(b)               2,929,398
Microsemi                             47,988(b)               1,327,348
Natl Semiconductor                    50,200                  1,304,196
OmniVision Technologies               66,000(b)               1,317,360
Silicon Laboratories                  79,557(b)               2,916,560
Trident Microsystems                  60,050(b)               1,080,900
Varian Semiconductor
  Equipment Associates                48,970(b)               2,151,252
Total                                                        42,540,477


Common Stocks (continued)
Issuer                                Shares                   Value(a)

Software (1.1%)
Business Objects ADR                  97,300(b,c)            $3,931,893
Red Hat                               34,180(b)                 931,063
Salesforce.com                        26,390(b)                 845,800
Total                                                         5,708,756

Specialty Retail (3.8%)
Abercrombie & Fitch Cl A              20,400                  1,329,672
Charming Shoppes                      50,500(b)                 666,600
Chico's FAS                          142,680(b)               6,267,932
Circuit City Stores                    1,790                     40,436
Gymboree                              28,400(b)                 664,560
Tiffany & Co                          49,020                  1,876,976
Urban Outfitters                      86,430(b)               2,187,543
Williams-Sonoma                       50,000(b)               2,157,500
Yamada Denki                          37,200(c)               4,655,915
Total                                                        19,847,134

Textiles, Apparel & Luxury Goods (1.4%)
Coach                                152,120(b)               5,071,681
Polo Ralph Lauren                     44,830                  2,516,756
Total                                                         7,588,437

Trading Companies & Distributors (1.0%)
Watsco                                23,000                  1,375,630
WESCO Intl                            87,394(b)               3,734,346
Total                                                         5,109,976

Wireless Telecommunication Services (6.9%)
America Movil ADR Series L           289,900(c)               8,482,474
American Tower Cl A                  248,900(b)               6,745,190
Crown Castle Intl                    132,500(b)               3,565,575
NII Holdings                         381,060(b)              16,644,701
SBA Communications Cl A               74,760(b)               1,338,204
Total                                                        36,776,144

Total Common Stocks
(Cost: $483,636,066)                                       $521,511,762

Short-Term Securities (4.1%)(e)
Issuer          Effective             Amount                   Value(a)
                  yield             payable at
                                    maturity

Commercial Paper
Amsterdam Funding
   01-03-06          4.20%       $12,200,000(f)             $12,194,306
Morgan Stanley & Co
   01-03-06          4.20          9,500,000                  9,495,567

Total Short-Term Securities
(Cost: $21,692,405)                                         $21,689,873

Total Investments in Securities
(Cost: $505,328,471)(g)                                    $543,201,635


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 - RIVERSOURCE STRATEGY AGGRESSIVE FUND - PORTFOLIO HOLDINGS AT DEC. 31, 2005

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Sept. 30, 2005.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2005, the value of foreign securities represented 10.0% of net assets.

(d)  At Dec. 31, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 3.6% of net assets. 0.5% of net assets is the Fund's cash equivalent position.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2005, the value of these securities amounted to $12,194,306 or 2.3% of net assets.

(g) At Dec. 31, 2005, the cost of securities for federal income tax purposes was approximately $505,328,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                         44,439,000
     Unrealized depreciation                                         (6,565,000)
                                                                      ----------
     Net unrealized appreciation                                    $37,874,000
                                                                      ----------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
3 - RIVERSOURCE STRATEGY AGGRESSIVE FUND - PORTFOLIO HOLDINGS AT DEC. 31, 2005


                                                              S-6381-80 D (3/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP STRATEGY SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 1, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 1, 2006


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          March 1, 2006